Income Taxes (Details Textual) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Deferred Tax Assets, Operating Loss Carryforwards	$ 9,202,000	$ 6,337,000
Operating Loss Carryforwards	24,800,000	$ 17,100,000
Ampio Pharmaceuticals [Member]
Deferred Tax Assets, Operating Loss Carryforwards	$ 4,500,000